Summary of Significant Accounting Policies (Details Narrative) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Conversion of Debt [Member]
Anti-dilutive shares	11,760,208	7,159,969	10,730,310
Exercise of Stock Options [Member]
Anti-dilutive shares	880,553		733,331